UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		83 Months Ended	89 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Statements of Income
Revenue
OPERATING EXPENSES
Selling, general and administrative	5,230	627	40,048	627	164,946	18,597	192,195	232,243
Total operating expenses	5,230	627	40,048	627	164,946	18,597	192,195	232,243
Loss from operations	(5,230)	(627)	(40,048)	(627)	(164,946)	(18,597)	(192,195)	(232,243)
OTHER INCOME (EXPENSE):
Interest (expense) income	(66)	(240)	(598)	(39)	(4,115)	(23)	(4,276)	(4,873)
Loss before provision for income taxes	(5,296)	(867)	(40,646)	(666)	(169,061)	(18,620)	(196,471)	(237,116)
Provision for income taxes :
Current
Deferred
Total income taxes
NET LOSS	(5,296)	(867)	(40,646)	(666)	(169,061)	(18,620)	(196,471)	(237,116)
Loss per share, basic and diluted	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Weighted average shares, basic and diluted	50,769,231	44,169,231	50,769,231	44,169,231	44,169,231	44,169,231
Comprehensive loss:
Net loss	(5,296)	(867)	(40,646)	(666)	(169,061)	(18,620)	(196,471)	(237,116)
Cumulative translation (loss) gain	3,217	1,848	7,692	291	(1,324)	295	(795)	6,897
Comprehensive loss	$ (2,079)	$ 981	$ (32,954)	$ (375)	$ (170,385)	$ (18,325)	$ (197,266)	$ (230,219)